Significant Basis Of Preparation And Accounting Policies_Basis of presentation (Details)	12 Months Ended
Dec. 31, 2017
Accounting policies [Abstract]
Disclosure of basis of preparation of financial statements

(1) Basis of presentation

The Group’s consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Group operates primarily in Korea and its official accounting records are maintained in Korean Won. The United States dollar (“U.S. dollar” or “US$” or “USD”) amounts are provided herein as supplementary information solely for the convenience of readers outside Korea. Korean Won amounts are expressed in U.S. Dollars at the rate of 1,067.42 Korean Won to US$1.00, the noon buying exchange rate in effect on December 31, 2017, as quoted by the Federal Reserve Bank of New York in the United States. Such convenience translation into U.S. Dollars should not be construed as representations that Korean Won amounts have been, could have been, or could in the future be, converted at this or any other rate of exchange.

The significant accounting policies that have been applied for the preparation of the consolidated financial statements for the year ended December 31, 2017 are described below. There have not been changes to the significant accounting policies except for the impacts from the adoptions of accounting standards or interpretations which are explained below.

The Group’s consolidated financial statements have been prepared based on the historical cost method except for specific non-current assets and certain financial assets or liabilities reported at fair value. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

The consolidated financial statements of the Group were approved by the board of directors on March 2, 2018.

1) The Group has newly adopted the following new standards and interpretations that affected the Group’s accounting policies.

Amendments to IAS 7—Statement of Cash Flows

The amendments require an entity to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both cash and non-cash changes. Additional disclosure required related to the first time application of these amendments in the current year are in note 6. Consistent with the transition provisions of the amendments, the Group has not disclosed comparative information for the prior period. Apart from the additional disclosure in note 6, the application of these amendments has no material impact on the disclosures or the amounts recognized in the Group’s consolidated financial statements.

Amendments to IAS 12—Income Taxes

The amendments clarify that in evaluating the deferred tax assets arising from deductible temporary difference of debt instruments measured at fair value, the carrying amount of an asset does not limit the estimation of probable future taxable profits. The application of these amendments has no material impact on the disclosures or the amounts recognized in the Group’s consolidated financial statements.

Other than the amendment stated above, there are several annual improvements in the current period, but the application of the amendments has had no material effect on the Group’s consolidated financial statements.

2) The Group has not applied the following IFRSs that have been issued but are not yet effective:

Enactments to IFRS 9—Financial Instruments

IFRS 9 issued in November 2009 introduced new requirements for the classification and measurement of financial assets. IFRS 9 was subsequently amended in October 2010 to include requirements for the classification and measurement of financial liabilities and for derecognition, and in November 2013 to include the new requirements for general hedge accounting. Another revised version of IFRS 9 was issued in July 2014 mainly to include a) impairment requirements for financial assets and b) limited amendments to the classification and measurement requirements by introducing a ‘fair value through other comprehensive income’(FVTOCI) measurement category for certain simple debt instruments. This standards supersedes IAS 39—Financial Instruments: Recognition and Measurement, and will be applied for annual periods beginning on or after January 1, 2018.

In principle, IFRS 9 must be applied retrospectively. However, there are certain exemptions to the application of retroactive approach such as presenting comparative information on classification, measurement and impairment of financial instruments. In addition, IFRS 9 is applied prospectively for hedge accounting with exceptions such as accounting for the time value of options. The Group will apply the standard retrospectively, in accordance with IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”, but will not restate previous periods provided that it is not possible to do so without the use of hindsight. Because of this, the Group will recognise any difference between the previous carrying amount and the carrying amount at the beginning of the annual reporting period that includes the date of initial application of IFRS 9 (January 1, 2018) in the opening retained earnings as of January 1, 2018.

The Group has completed the design and implementation of the internal controls and/or financial reporting processes related to the presentation of financial instruments in order to adopt IFRS 9. The Group has completed a financial impact analysis on the 2017 financial statements based on available information as of year-end in order to determine the impact of adopting IFRS 9 for the first time. The expected financial impact of each key issue on the financial statement, is as follows.

a) Classification and Measurement of Financial Instruments

When IFRS 9 is adopted, all recognized financial assets that in scope are subsequently measured at either amortized cost, fair value through other comprehensive income (FVTOCI), or fair value through profit or loss (FVTPL) as shown below, based on the business model for managing financial assets and based on the nature of contractual cash flows arising from the financial assets. Also, when hybrid contracts contain financial asset as its host contract, the embedded derivative will not be bifurcated as the whole hybrid contract would be classified as a financial asset.

Business Model
Nature of the contractual cash flow	Collection of the contractual cashflow	Collection of the contractual cashflow and sale of asset	Sale of asset, others
Principal and Interest only	Amortized Cost(*1)	FVTOCI(*1)	FVTPL
Other than the above		FVTPL(*2)

(*1)	An irrevocable election is available to designate a financial asset to be classified as FVTPL, for the purpose of eliminating or reducing accounting discrepancies.
(*2)	For equity securities held for purposes other than short-term trading, an irrevocable election is available to designate them as FVTOCI financial assets.

As the requirements to classify a financial asset as either amortized cost or FVTOCI are more stringent in IFRS 9 than in IAS 39, the variability of net income may increase as the amount of FVTPL financial assets is increased due to the adoption of IFRS 9.

As of year-end the Group currently holds loans and receivables amounting to 267,106,204 million Won, held-to-maturity financial assets amounting to 16,749,296 million Won. This amount includes 51,653 million Won of hybrid contracts in which the host contract, after separating the embedded derivatives, is a debt security. In addition, The group also holds available-for-sale financial assets amounting to 15,352,950 million Won, and FVTPL financial assets (except derivatives) amounting to 2,727,302 million Won as of year end in accordance with IAS 39.

According to IFRS 9, a financial asset may be measured at amortized cost only when its cashflows are solely principal and interest on specified dates on the contract and when the purpose of holding such asset is only to receive the contractual cashflows.

The estimated impact on the classification and measurement of Group’s financial assets (except derivatives) as of year-end is presented as follows. The following information is constructed from the accounting system for financial instruments built for the purpose of adopting IFRS 9.

(Unit : Korean Won in millions)

Classification per IAS 39	Classification per IFRS 9	Carrying Amount per IAS 39	Carrying Amount per IFRS 9
Loans and receivables (Deposits)	Amortized cost	8,870,835	8,870,835
Financial assets at FVTPL (Deposits)	FVTPL	25,972	25,972
Financial assets at FVTPL (Debt securities)	FVTPL	2,654,027	2,654,027
AFS financial assets (Debt securities)	FVTPL	46,855	46,855
AFS financial assets (Debt securities)	FVTOCI	12,874,209	12,874,209
AFS financial assets (Debt securities)	Amortized cost	308,181	322,300
Held-to-maturity financial assets (Debt securities)	Amortized cost	16,749,296	16,749,296
Financial assets at FVTPL (Equity securities)	FVTPL	47,304	47,304
AFS financial assets (Equity securities)	FVTPL	1,273,498	1,274,716
AFS financial assets (Equity securities)	FVTOCI	850,207	850,207
Loans and receivables (Loans)	FVTPL	279,032	280,001
Loans and receivables (Loans)	Amortized cost	253,014,491	253,014,491
Loans and receivables (Other financial assets)	Amortized cost	6,772,088	6,772,088

Total financial assets except derivatives		303,765,995	303,782,301

Among the financial assets measured at amortized cost, loans and receivables and held-to-maturity financial assets amounting to 279,032 million Won and AFS financial assets amounting to 1,320,353 million Won would be reclassified to FVTPL financial assets as a result of adopting IFRS 9.

b) Classification and Measurement of Financial Liabilities

According to the IFRS 9, the amount of changes in the fair value of financial liabilities measured at FVTPL due to changes in credit risk is presented as part of other comprehensive income, and such amount is not recycled subsequently in profit or loss. However, when recognizing the fair value changes in other comprehensive income causes or magnifies accounting discrepancies, the amount is recognized in profit or loss instead.

As of year-end the Group holds financial liabilities amounting to 294,809,262 million Won, and out of this amount 251,796 million Won has been designated as FVTPL financial liabilities. In relation to these financial liabilities, the increase in fair value amounting to 31,275 million Won has been recognized as losses for the year ended 2017 in accordance with IAS 39.

The results of the analysis conducted to determine the financial impact of applying IFRS 9 on FVTPL financial liabilities as of year-end show that the cumulative changes in fair value of FVTPL financial liabilities as a result of changes in credit risk amounted to 133 million Won.

c) Impairment: Financial assets and Contract assets

IFRS 9 requires the recognition of allowance for expected credit losses for debt instruments, lease receivables, contract assets, loan commitments and financial guarantee contracts measured at either amortized cost or FVTOCI.

The allowance to be recognized under IFRS 9 is the amount of expected 12-month credit loss or the expected lifetime credit loss, according to the 3 stages of credit risk deterioration since initial recognition as shown below.

	Stage 1	Stage 2	Stage 3
	Credit risk has not significantly increased since initial recognition(*)	Credit risk has significantly increased since initial recognition	Credit has been impaired
Allowance for expected credit losses	Expected 12-month credit losses: Expected credit losses due to possible defaults on financial instruments within 12-month period from the year-end.	Expected lifetime credit losses: Expected credit losses from all possible defaults during the expected lifetime of the financial instruments.

(*)	Credit risk may be considered to not have been significantly increased when credit risk is low at the reporting date. The Group considers that a financial asset’s credit risk is low when its credit risk rating is equivalent to the generally understood definition of “investment grade”.

Meanwhile, for purchased or originated credit impaired assets, the allowance for expected credit losses per IFRS 9 is the amount of cumulative changes in the expected lifetime credit losses after its initial recognition.

Determining a significant increase in credit risk since initial recognition

The Group assess when a significant increase in credit risk has occurred based on quantitative and qualitative assessments. For the financial assets subject to the impairment provision of IFRS 9, it is considered to have a significant increase in credit risk and are moved to stage 2 when the following indicator exists:

•	Credit rating decrease by more than the agreed threshold relative to the credit rating at initial recognition

•	Accounts that is classified as precautious level defined by Financial Supervisory Service

•	Borrower has financial difficulties or has early warning signal as defined by the Group

•	Backstop criteria—accounts that are 30 calendar days or more past due.

Forward-looking information

Credit losses are the expected cash shortfalls from what is contractually due over the expected life of the financial instrument, discounted at the original effective interest rate. Expected credit losses (ECL) are the unbiased probability-weighted credit losses determined by evaluating a range of possible outcomes and considering future economic conditions. The Group incorporated forward-looking information by using statistical analysis on various macroeconomic variables. The Group has integrated such results in modelling probability of default (PD)

Modeling techniques

ECL are calculated by multiplying three main components, being the PD, loss given default and the exposure at default, discounted at the original effective interest rate. ECL is measured at the individual financial instrument level, however a collective approach where financial instruments with similar risk characteristics are grouped together, with apportionment to individual financial instruments, is used where effects can only be seen at collective level.

For the IFRS 9 impairment assessment, the Group developed models are used to determine the probability of default, loss given default and exposure at default. For stage 2 and 3, the Group applies lifetime PDs but uses 12 month PDs for stage 1. The ECL drivers of PD, exposure at default and loss given default are modelled at an account level which considers historical data available by the Group.

As of year-end the Group holds loans and receivables amounting to 267,106,204 million Won in accordance with IAS 39. In relation to this amount, the Group has recognized allowance for credit losses amounting to 1,830,242 million Won.

The expected impact on the allowance for credit losses as of year-end using the Group’s system for allowances is as follows.

(Unit : Korean Won in millions)

	Allowance for credit losses per IAS 39 (A)	Allowance for credit losses per IFRS 9 (B)	Increases(B-A)
Deposits	2,458	3,092	634
Debt securities	—	9,331	9,331
AFS debt securities	—	4,253	4,253
Held-to-maturity debt securities	—	5,078	5,078
Loan receivables and other financial assets	1,827,785	2,075,752	247,967
Guarantees	183,247	192,376	9,129
Loan commitments	66,115	104,887	38,772

Total	2,079,605	2,385,438	305,833

d) Hedge accounting

The requirements for hedge accounting in IFRS 9 has become more lenient as compared to IAS 39. That is, more financial instruments may now be considered to be a hedged item and/or a hedging instrument, the quantitative basis for evaluating high hedge effectiveness (80~125%) has been abolished, and the retroactive assessment requirement has also been abolished. These allow the firms to concentrate on hedging activities.

There are no significant impacts to the Group’s financial statements related to hedge accounting as a result of adopting IFRS 9.

e) Effect on regulatory capital ratios

Based on the analysis on IFRS 9, there are no significant impacts to the regulatory capital ratios.

Enactments to IFRS 15—Revenue from Contracts with Customers

The core principle under IFRS 15 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amendments introduces a 5-step approach to revenue recognition and measurement: 1) Identify the contract with a customer, 2) Identify the performance obligations in the contract, 3) Determine the transaction price, 4) Allocate the transaction price to the performance obligations in the contract, 5) Recognize revenue when (or as) the entity satisfies a performance obligation. This standard will supersede IAS 11—Construction Contracts, IAS 18- Revenue, IFRIC 13—Customer Loyalty Programmes, IFRIC 15—Agreements for the Construction of Real Estate, IFRIC 18—Transfers of Assets from Customers, and SIC 31—Revenue-Barter Transactions Involving Advertising Services. The enactment is effective for annual periods beginning on or after 1 January 2018. The Group does not expect the enactments to have a significant impact on the consolidated financial statements.

Enactments to IFRS 16—Leases

IFRS 16 introduces a comprehensive model for the identification of lease arrangements and accountings treatments for both lessors and lessees. IFRS 16 will supersede the current lease guidance including IAS 17 Leases and the related interpretations. The enactments are effective for annual periods beginning on or after 1 January 2019.

IFRS 16 distinguishes leases and service contracts on the basis of whether an identified asset is controlled by a customer. Distinctions of operating leases and finance leases are removed for lessee accounting and is replaced by model where a right-of-use asset and corresponding liability have to be recognized for all leases by lessees except for short-term leases and leases of low value assets.

The right-of-use asset is initially measured at cost and subsequently measured at cost (subject to certain exceptions) less accumulated depreciation and impairment losses, adjusted for any remeasurement of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at that date. Subsequently, the lease liability is adjusted for interest and lease payments, as well as the impact of lease modifications, amongst others. Furthermore, the classification of cash flows will also be affected as operating lease payments under IAS 17 are presented as operating cash flows; whereas under the IFRS 16 model, the lease payments will be split into a principal and an interest portion which will be presented as financing and operating cash flows respectively.

In contrast to lessee accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, and continues to require a lessor to classify a lease either as an operating lease or a finance lease. Furthermore, extensive disclosures are required by IFRS 16.

In contrast, 1) for finance leases where the Group is a lessee and 2) in cases where the Group is a lessor, the Group do not anticipate that the application of IFRS 16 will have a significant impact on the amounts recognized in the Group’s consolidated financial statements.

Amendments to IFRS 2—Share-based Payment

The amendments include: 1) when measuring the fair value of share-based payment, the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payment should be consistent with the measurement of equity-settled share-based payment, 2) Share-based payment transaction in which the Group settles the share-based payment arrangement net by withholding a specified portion of the equity instruments per statutory tax withholding requirements would be classified as equity-settled in its entirety, if otherwise would be classified as equity-settled without the net settlement feature, and 3) when a cash-settled share-based payment changes to an equity-settled share-based payment because of modifications of the terms and conditions, the original liability recognized is derecognized and the equity-settled share-based payment is recognized at the modification date fair value. Any difference between the carrying amount of the liability at the modification date and the amount recognized in equity at the same date would be recognized in profit and loss immediately. The amendments are effective for annual periods beginning on or after January 1, 2018. The Group does not expect the amendments to have a significant impact on the consolidated financial statements.

Amendments to IAS 40—Transfers of Investment Property

The amendments clarify that a transfer to, or from, investment property necessitates an assessment of whether a property meets, or has ceased to meet, the definition of investment property, supported by observable evidence that a change in use has occurred. The amendments further clarify that situations other than the ones listed in IAS 40 may evidence a change in use, and that a change in use is possible for properties under construction (i.e. a change in use is not limited to completed properties).

The amendments are effective for annual periods beginning on or after January 1, 2018 with earlier application permitted. Entities can apply the amendments either retrospectively (if this is possible without the use of hindsight) or prospectively. The Group does not expect the amendments to have a significant impact on the consolidated financial statements.

Enactments to IFRIC 22—Foreign Currency Transactions and Advance Consideration

The interpretation addresses how to determine the ‘date of transaction’ for the purpose of determining the exchange rate to use on initial recognition of an asset, expense or income, when consideration for that item has been paid or received in advance in a foreign currency which resulted in the recognition of a non-monetary asset or non-monetary liability (e.g. a non-refundable deposit or deferred revenue).

The interpretation specifies that the date of transaction is the date on which the entity initially recognizes the non-monetary asset on non-monetary liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance, the interpretation requires an entity to determine the date of transaction for each payment or receipt of advance consideration. The Group does not expect the enactments to have a significant impact on the consolidated financial statements.

The interpretation is effective for annual periods beginning on or after January 1, 2018 with earlier application permitted. Entities can apply the interpretation either retrospectively or prospectively. Specific transition provisions apply to prospective application.

Description of nature of financial statements	Consolidated Financial Statements
Description of approval date of financial statements	Mar. 02, 2018
Explanation of body of authorisation	the Board of Directors
Date of end of reporting period	Dec. 31, 2017
Period covered by financial statements	For the years ended December 31 2017
Description of presentation currency	Korean Won
Description of functional currency	Korean Won
Level of rounding used in financial statements	in millions of Won
Description of accounting policy for functional currency	The Group operates primarily in Korea and its official accounting records are maintained in Korean Won
Methods of translation used to determine supplementary information	The United States dollar (“U.S. dollar” or “US$” or “USD”) amounts are provided herein as supplementary information solely for the convenience of readers outside Korea. Korean Won amounts are expressed in U.S. Dollars at the rate of 1,067.42 Korean Won to US$1.00, the noon buying exchange rate in effect on December 31, 2017, as quoted by the Federal Reserve Bank of New York in the United States. Such convenience translation into U.S. Dollars should not be construed as representations that Korean Won amounts have been, could have been, or could in the future be, converted at this or any other rate of exchange.
Explanation of measurement bases used in preparing financial statements	The Group’s consolidated financial statements have been prepared based on the historical cost method except for specific non-current assets and certain financial assets or liabilities reported at fair value. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.